Convertible Preferred Stock and Stockholders’ Deficit - Conversion of SAFE's and Preferred Stock Sold (Details) - USD ($)		3 Months Ended						12 Months Ended		15 Months Ended
	Apr. 05, 2024	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Shareholder's Deficit [Line Items]
Shares Converted (in shares)									752,726
Shares Converted/Sold (in shares)		3,973,369					2,579,168
Convertible Preferred Stock, par value (in dollar per share)		$ 0.00001	$ 0.00001					$ 0.00001	$ 0.00001	$ 0.00001
Total Proceeds		$ 0				$ 5,919,996		$ 19,999,980	$ 6,029,987
Total Proceeds		$ 27,272,965					$ 7,271,985
Series B Preferred Stock
Shareholder's Deficit [Line Items]
Shares Sold (in shares)			640,143	121,991	219,383	412,684		1,394,201		1,394,201
Convertible Preferred Stock, par value (in dollar per share)			$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Sales Price / Share (in dollars per share)			14.35	$ 14.35	$ 14.35	$ 14.35		14.35
Preferred stock conversion price (in dollars per share)		$ 14.35	$ 14.35					$ 14.35		$ 14.35
Total Proceeds			$ 9,182,844	$ 1,750,000	$ 3,147,136	$ 5,920,000		$ 19,999,980		$ 19,999,980
Series A-1 Preferred Stock
Shareholder's Deficit [Line Items]
Shares Converted (in shares)	752,726	752,726
Convertible Preferred Stock, par value (in dollar per share)	$ 0.00001	$ 0.00001								$ 0.00001
Preferred stock conversion price (in dollars per share)	$ 1.65	$ 1.65	$ 1.65					$ 1.65		1.65
Total Proceeds, Shares Converted	$ 1,241,998	$ 1,242,998
Series A-2 Preferred Stock
Shareholder's Deficit [Line Items]
Shares Sold (in shares)	1,826,442
Shares Converted (in shares)		1,826,442
Convertible Preferred Stock, par value (in dollar per share)	$ 0.00001	$ 0.00001								0.00001
Sales Price / Share (in dollars per share)	$ 3.30
Preferred stock conversion price (in dollars per share)		$ 3.3	$ 3.30					$ 3.30		$ 3.3
Total Proceeds, Shares Converted		$ 6,029,987
Total Proceeds, Shares Sold	$ 6,029,987